EQUITY - Schedule of Movement in Number of Common Units, Subordinated Units, and General Partner Units (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
General Partners Units, beginning balance (in shares)	1,436,391
General Partners Units, ending balance (in shares)	1,436,391	1,436,391
Limited Partner | Preferred Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common and Subordinated Units, beginning balance (in shares)	5,520,000	5,520,000
Number of Units Issued			5,520,000
Common and Subordinated Units, ending balance (in shares)	5,520,000	5,520,000	5,520,000
Limited Partner | Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common and Subordinated Units, beginning balance (in shares)	69,455,364	69,768,261	64,073,291
Number of Units Issued			5,175,000
Subordinated units converted into common units (in shares)			374,295
Common unit repurchase program (in shares)	(153,728)	(930,866)
Common and Subordinated Units, ending balance (in shares)	69,301,636	69,455,364	69,768,261
General Partner
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
General Partners Units, beginning balance (in shares)	1,436,391	1,423,843	1,318,517
Number of Units Issued			94,714
Subordinated units converted into common units (in shares)			7,639
General Partners Units, ending balance (in shares)	1,436,391	1,436,391	1,423,843
Continuous Offering Program | Limited Partner | Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Number of Units Issued		617,969	145,675
Continuous Offering Program | General Partner
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Number of Units Issued		12,548	2,973